PENSION AND OTHER POST RETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2012
PENSION AND OTHER POST RETIREMENT BENEFITS
21	PENSION AND OTHER POST RETIREMENT BENEFITS

Pursuant to the relevant PRC regulations, the Company’s PRC subsidiaries are required to make contributions at rates ranging from 10% to 22% of their employees’ salaries and wages to a defined contribution retirement scheme organized by the local social security bureaus. The amount of contributions charged to general and administrative expense and sales, marketing and other operating expenses in the consolidated statements of income was RMB31,321, RMB34,422 and RMB37,824 for the years ended December 31, 2010, 2011 and 2012, respectively.

The Group has no other obligation to make payments in respect of retirement benefits of the employees.